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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Redding, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   November 13, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $1,003,533

List of Other Included Managers:

None

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
                                                                                                  VOTING AUTHORITY
                                                                                                  ----------------
                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  -------
AMB Property Corp                               00163T307      562     29500    SH         Sole                29500
American Tower Corp             COM             029912201     7819    217364    SH         Sole               178364           39000
BRE Properties Inc              COM             05564E106    34226    698500    SH         Sole               253800          444700
Brookfield Properties Corp      COM             112900105    23901   1508915    SH         Sole               462715         1046200
California Coastal Communities  COM             129915203      532    243909    SH         Sole               198309           45600
DCT Industrial Trust Inc        COM             233153105    17295   2309099    SH         Sole               714200         1594899
Digital Realty Trust Inc        COM             253868103    32522    688303    SH         Sole               227172          461131
EastGroup Properties Inc        COM             277276101    32042    660119    SH         Sole               380000          280119
Enbridge Inc                    COM             29250N105      501     13548    SH         Sole                13548
Entertainment Properties Trust  COM             29380T105    39806    727450    SH         Sole               235183          492267
Equity Residential              COM             29476L107    47119   1061000    SH         Sole               330100          730900
Essex Property Trust Inc        COM             297178105    36714    310272    SH         Sole                96659          213613
HCP Inc                         COM             40414L109     7380    183900    SH         Sole                17000          166900
Health Care REIT Inc            COM             42217K106    40178    754800    SH         Sole               235700          519100
Hilltop Holdings Inc                            432748200     1928    108600    SH         Sole               108600
Kilroy Realty Corp              COM             49427F108    35879    750772    SH         Sole               360872          389900
Kimco Realty Corp               COM             49446R109    12789    346203    SH         Sole                31503          314700
Liberty Property Trust          COM             531172104    33607    892608    SH         Sole               287643          604965
Macerich Co/The                 COM             554382101    11891    186826    SH         Sole                59926          126900
Maguire Properties Inc                          559775200     1678    176600    SH         Sole               176600
National Grid PLC               COM             GB00B08SN      811     63822    SH         Sole                63822
National Retail Properties Inc  COM             637417106    20796    868300    SH         Sole               289700          578600
Northeast Utilities             COM             664397106      260     10147    SH         Sole                10147
NSTAR                           COM             67019E107      256      7640    SH         Sole                 7640
Omega Healthcare Investors Inc  COM             681936100    19822   1008247    SH         Sole               486000          522247
Potlatch Corp                   COM             737630103    10493    226200    SH         Sole               108700          117500
PS Business Parks Inc           COM             69360J107     9161    162421    SH         Sole               133421           29000
Public Storage                  COM             74460D109   117853   1190310    SH         Sole               534052          656258
Rayonier Inc                    COM             754907103    14205    300007    SH         Sole                23507          276500
Simon Property Group Inc        COM             828806109   127752   1317028    SH         Sole               580531          736497
SL Green Realty Corp            COM             78440X101    46754    721508    SH         Sole               325836          395672
Spectra Energy Corp             COM             847560109      660     27721    SH         Sole                27721
Sunrise Senior Living Inc       COM             86768K106     6380    462633    SH         Sole               375933           86700
Ventas Inc                      COM             92276F100    46222    935295    SH         Sole               296203          639092
Vornado Realty Trust            COM             929042109    90472    994744    SH         Sole               419862          574882
Washington Real Estate Investm  COM             939653101    12758    348300    SH         Sole                31700          316600
Weingarten Realty Investors     COM             948741103    43870   1229882    SH         Sole               430082          799800
Weyerhaeuser Co                 COM             962166104    16639    274664    SH         Sole               223164           51500